Performance Chemicals Divestiture (Tables)	12 Months Ended
Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations	The following is a reconciliation of the loss recorded on the sale:

Net proceeds received from the sale of Performance Materials	$624,256
Transaction costs	(13,161)
Net assets derecognized	(681,973)

Loss on sale of Performance Materials	$(70,878)

The following table summarizes the results of discontinued operations for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$342,738	$373,686	$386,921
Cost of goods sold	251,917	281,566	308,679
Selling, general and administrative expenses	33,195	37,364	37,226
Other operating expense, net	18,289	14,462	13,023

Operating income	39,337	40,294	27,993
Equity in net income from affiliated companies	(37)	(12)	(42)
Interest expense, net (1)	16,210	24,453	22,965
Other (income) expense, net	(3,481)	274	474
Loss on sale of Performance Materials	70,878	—	—

(Loss) income from discontinued operations before income tax	(44,233)	15,579	4,596
Provision (benefit) for income taxes	58,008	1,022	(4,646)

(Loss) income from discontinued operations, net of tax	$(102,241)	$14,557	$9,242

The following table summarizes the assets and liabilities of discontinued operations at December 31, 2019:

December 31, 2019

ASSETS
Cash and cash equivalents	$18,423
Accounts receivables, net	40,484
Inventories, net	143,323
Prepaid and other current assets	4,139

Current assets held for sale	$206,369

Investments in affiliated companies	$115
Property, plant and equipment, net	175,614
Goodwill	286,227
Other intangible assets, net	121,113
Right-of-use lease assets	8,878
Other long-term assets	71,697

Long-term assets held for sale	$663,644

LIABILITIES
Notes payable and current maturities of long-term debt	$7,766
Accounts payable	30,267
Operating lease liabilities—current	3,326
Accrued liabilities	16,744

Current liabilities held for sale	$58,103

Long-term debt, excluding current portion	$55,972
Deferred income taxes	8,612
Operating lease liabilities—noncurrent	5,248
Other long-term liabilities	17,366

Long-term liabilities held for sale	$87,198

Performance Chemicals [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations
The following table summarizes the results of discontinued operations related to Performance Chemicals for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$614,704	$670,563	$704,503
Cost of goods sold	492,302	539,371	559,123
Selling, general and administrative expenses	43,749	46,007	46,421
Goodwill impairment charge	260,000	—	—
Other operating expense, net	33,144	3,644	13,203

Operating (loss) income	(214,491)	81,541	85,756
Equity in net income from affiliated companies	(172)	(213)	(251)
Interest expense, net (1)	16,570	20,199	18,414
Other income, net	(1,089)	(455)	(3,198)

(Loss) income from discontinued operations before income tax	(229,800)	62,010	70,791
Provision for income taxes	3,943	27,379	25,664

(Loss) income from discontinued operations, net of tax	$(233,743)	$34,631	$45,127

(1)
At December 31, 2020, the Company’s outstanding term loans had mandatory repayment provisions, and as a result, interest expense was allocated to discontinued operations for all periods presented on the basis of the Company’s estimated debt reduction of
$500,000
. See Note 29 to these consolidated financial statements for additional information regarding the Company’s sale of the Performance Chemicals business.

The following table summarizes the assets and liabilities of discontinued operations at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$22,153	$17,736
Accounts receivables, net	87,202	86,627
Inventories, net	74,647	86,732
Prepaid and other current assets	21,088	24,131

Current assets held for sale	$205,090	$215,226

Investments in affiliated companies	$324	$1,476
Property, plant and equipment, net	391,524	401,595
Goodwill (1)	326,173	583,075
Other intangible assets, net	388,857	406,656
Right-of-use lease assets	19,296	24,093
Other long-term assets	23,269	17,688

Long-term assets held for sale	$1,149,443	$1,434,583

LIABILITIES
Notes payable and current maturities of long-term debt	$—	$—
Accounts payable	74,728	76,482
Operating lease liabilities—current	8,479	6,341
Accrued liabilities	25,330	26,182

Current liabilities held for sale	$108,537	$109,005

Deferred income taxes	$49,690	$47,848
Operating lease liabilities—noncurrent	10,047	16,182
Other long-term liabilities	95,617	72,538

Long-term liabilities held for sale	$155,354	$136,568

(1)
The Company applied the market approach to estimate the fair value of the Performance Chemicals business, which is consistent with the accounting policies described in Note 2 and the valuation techniques described in Note 15. In applying the market approach, the Company estimated the fair value using publicly traded comparable company values and applied the selected market multiples to a trailing twelve months adjusted EBITDA. As a result, the Company recorded a goodwill impairment charge of $260,000 in the fourth quarter of 2020 related to the Performance Chemicals business.